Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 2,913,055	$ 1,912,771
Addition	720,097	1,000,284
Less: Reversal	(163,852)
Balance at end of the year	$ 3,469,300	$ 2,913,055